Acquisitions/Real Estate Investments (Narrative) (Details) $ in Thousands			3 Months Ended												6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 19, 2014 USD ($)	Jun. 09, 2014 USD ($) ft² property	Sep. 30, 2015 USD ($) ft² property	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) ft² property		Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) ft² property		Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Jun. 30, 2015 USD ($)	Sep. 30, 2015 USD ($) ft² property shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) ft² property shares		Dec. 31, 2013 USD ($) ft² property		Dec. 31, 2012 USD ($)
Business Acquisition [Line Items]
Foreign currency transaction gain (loss), realized			$ 15													$ 25		$ (16)		$ 0		$ 0
Goodwill			$ 3,663		$ 3,840											$ 3,663		$ 3,840
Number of real estate properties | property			173		100					29						173		100		29
Area of real estate property | ft²			21,078,596		8,999,528					3,987,631						21,078,596		8,999,528		3,987,631
Total revenues			$ 65,213		$ 37,427		$ 34,301	$ 20,628	$ 15,584	$ 17,712		$ 13,421	$ 16,304	$ 9,267		$ 167,295	$ 70,513	$ 107,940		$ 56,704		36,821
Net income (loss)			1,990		$ (5,591)		(2,354)	$ 63,351	$ (501)	$ (5,947)		$ 491	$ (4,894)	$ 395,177		1,729	60,496	54,905		384,827		(171,548)
Parent Company [Member]
Business Acquisition [Line Items]
Net income (loss)																		54,905		$ 384,827		$ (171,548)
Bank of America [Member]
Business Acquisition [Line Items]
Area of real estate property | ft²		3,055,000
Percentage of occupancy for leased office and industrial property		97.00%
Bank of America Portfolio [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired		50.00%
Number of real estate properties | property		67
Increase to purchase price allocation, intangible liabilities				$ 158,942
Increase (decrease) to purchase price allocation, real estate assets				123,596
Increase to purchase price allocation, intangible assets				$ 35,346
Total revenues			15,646													19,102		34,031
Net income (loss)			2,322													$ 2,750		$ 5,225
Twenty-Two Property Investment [Member]
Business Acquisition [Line Items]
Number of real estate properties | property					22													22
Business combination, net real estate assets					$ 248,977													$ 248,977
Business combination, intangible assets					27,550													27,550
Business combination, intangible liabilities					2,236													2,236
Increase to purchase price allocation, intangible liabilities																		1,764
Decrease to net income purchase price allocation																		2,561
Increase (decrease) to purchase price allocation, real estate assets					(11,478)													(11,478)
Increase to purchase price allocation, intangible assets					13,242													13,242
Twenty Nine Property Investment [Member]
Business Acquisition [Line Items]
Number of real estate properties | property										29										29
Business combination, net real estate assets					315,130													315,130
Business combination, intangible assets					51,528													51,528
Business combination, intangible liabilities					$ 7,494													$ 7,494
Total revenues																				$ 10,724
Net income (loss)																				1,525
One Hundred Property Investment [Member]
Business Acquisition [Line Items]
Number of real estate properties | property					100													100
Business combination, net real estate assets					$ 726,511													$ 726,511
Business combination, intangible assets					159,443													159,443
Business combination, intangible liabilities					$ 49,830													$ 49,830
Thirty Three Property Investment [Member]
Business Acquisition [Line Items]
Number of real estate properties | property					33													33
Total revenues																		$ 12,403
Net income (loss)																		$ 3,647
Bank of America Portfolio [Member]
Business Acquisition [Line Items]
Equity method investment, ownership percentage		50.00%
Business acquisition, percentage of voting interests acquired		50.00%
Fair value of joint venture		$ 106,294
Venture capital gain (loss), net		$ 72,345
Number of real estate properties | property		67			67													67
Area of real estate property | ft²		3,055,000
Percentage of occupancy for leased office and industrial property		98.00%
Business combination, net real estate assets										$ 460,012										460,012
Business combination, intangible assets										58,172										58,172
Business combination, intangible liabilities										$ 50,963										$ 50,963
Bank of America Portfolio [Member] | Bank of America [Member]
Business Acquisition [Line Items]
Percentage of occupancy for leased office and industrial property		97.00%
ThreadGreen Europe Limited [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, gross	$ 3,755
Business acquisition, equity interest issued or issuable, number of shares | shares																24,133		96,535
Business acquisition, equity interest issued or issuable, value assigned	652
Business combination, recognized identifiable assets acquired and liabilities assumed, assets			1,092													$ 1,092
Business combination, recognized identifiable assets acquired and liabilities assumed, liabilities			503													503
Goodwill	3,887		3,802		$ 3,840										$ 3,802	3,802		$ 3,840
Increase to purchase price allocation, intangible liabilities															105
Increase to purchase price allocation, intangible assets															190
Goodwill, period increase (decrease)															$ (85)
Gramercy Europe [Member]
Business Acquisition [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, assets	902
Business combination, recognized identifiable assets acquired and liabilities assumed, liabilities	$ 398
Property Acquisitions during 2015 [Member]
Business Acquisition [Line Items]
Total revenues			1,335													38,055
Net income (loss)			$ 543													10,802
Property Acquisitions during 2014 [Member]
Business Acquisition [Line Items]
Total revenues							1,741										5,193
Net income (loss)							$ 245										$ 1,398
Industrial [Member]
Business Acquisition [Line Items]
Number of real estate properties | property					24	[1]				23	[2],[3]							24	[1]	23	[2],[3]
Area of real estate property | ft²					5,297,891	[1]				3,683,184	[2],[3]							5,297,891	[1]	3,683,184	[2],[3]
Operating Income (Loss) [Member] | Bank of America Portfolio [Member]
Business Acquisition [Line Items]
Increase (decrease) to Rental Revenue																2,654
Operating Expense [Member] | Bank of America Portfolio [Member]
Business Acquisition [Line Items]
Increase (decrease) to Depreciation and Amortization Expense																$ 620

[1]	The Company assumed mortgages on four of its acquisitions of industrial properties in 2014. The gross value of the mortgages assumed at acquisition was $45,607. Refer to Note 6 for more information on the Company's debt obligations related to acquisitions.
[2]	Industrial properties includes a build-to-suit property located in Hialeah Gardens, Florida, which represents a commitment to construct an approximately 118,000 square foot cold storage facility which will be 100% leased for an initial term of 25 years when completed. Rent for the facility commenced on June 1, 2014 and it was placed in service during June 2014. The Company acquired the land for the property with a $4,990 zero-coupon mortgage note payable to the seller. The construction has been fully funded as of December 31, 2014.
[3]	The Company assumed mortgages on two of its acquisitions of industrial properties in 2013. The gross value of the mortgages assumed at acquisition was $48,899. Refer to Note 6 for more information on the Company's debt obligations related to acquisitions.